May 9, 2005                                                           VIA EDGAR
                                                                      ---------




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


RE: Valley Forge Life Insurance Company Variable Annuity Separate Account Valley Forge Life Insurance Company
       Post-effective Amendment No. 13; File Nos. 333-01087 and 811-07547


Dear Commissioners:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) does not differ from that contained in Post-Effective Amendment No.13, filed on Form N-4 pursuant to Rule 485(b) on May 2, 2005.


Sincerely,


/s/Margaret Ashbridge
Margaret Ashbridge
Vice President